Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	38 Months Ended	44 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000153750
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Income (Class I)
C000153751
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Income (Class P)
C000078095
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Bond (Class I)
C000098966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Bond (Class P)
C000111629
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Floating Rate Income (Class I)
C000111630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Floating Rate Income (Class P)
C000078079
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond (Class I)
C000098951
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond (Class P)
C000078081
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inflation Managed (Class I)
C000098953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inflation Managed (Class P)
C000222604
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond (Class I)
C000222605
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond (Class P)
C000078080
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Bond (Class I)
C000098952
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Bond (Class P)
C000078082
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Duration Bond (Class I)
C000098954
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Duration Bond (Class P)
C000111627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt (Class I)
C000111628
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt (Class P)
C000078089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dividend Growth (Class I)
C000098960
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dividend Growth (Class P)
C000078115
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Index (Class I)
C000098974
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Index (Class P)
C000078104
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Focused Growth (Class I)
C000098970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Focused Growth (Class P)
C000078093
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth (Class I)
C000098964
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth (Class P)
C000226479
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hedged Equity (Class I)
C000226478
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hedged Equity (Class P)
C000078077
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large-Cap Core (Class I)
C000098949
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large-Cap Core (Class P)
C000078072
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large-Cap Growth (Class I)
C000098945
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large-Cap Growth (Class P)
C000078083
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large-Cap Value (Class I)
C000098955
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large-Cap Value (Class P)
C000078113
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Plus Bond Alpha (Class I)
C000098972
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Plus Bond Alpha (Class P)
C000078086
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Growth (Class I)
C000098958
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Growth (Class P)
C000078098
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Value (Class I)
C000098969
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Value (Class P)
C000078087
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Equity (Class I)
C000098959
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Equity (Class P)
C000078074
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Growth (Class I)
C000098947
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Growth (Class P)
C000078116
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Index (Class I)
C000098975
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Index (Class P)
C000078075
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Value (Class I)
C000098948
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Cap Value (Class P)
C000078084
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value (Class I)
C000098956
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value (Class P)
C000125302
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value Advantage (Class I)
C000125303
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value Advantage (Class P)
C000078078
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets (Class I)
C000098950
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets (Class P)
C000230801
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth (Class I)
C000230800
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth (Class P)
C000078073
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Large-Cap (Class I)
C000098946
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Large-Cap (Class P)
C000078094
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Small-Cap (Class I)
C000098965
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Small-Cap (Class P)
C000078114
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Value (Class I)
C000098973
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Value (Class P)
C000078112
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Health Sciences (Class I)
C000098971
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Health Sciences (Class P)
C000078085
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Estate (Class I)
C000098957
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Estate (Class P)
C000078092
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Technology (Class I)
C000098963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Technology (Class P)
C000226481
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified (Class I)
C000226480
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified (Class P)
C000230799
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified Growth (Class I)
C000230798
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified Growth (Class P)
C000167976
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PSF Avantis Balanced Allocation (Class D)
C000211249
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PSF Avantis Balanced Allocation (Class P)
C000078100
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Conservative Growth (Class I)
C000211240
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Conservative Growth (Class P)
C000078101
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Moderate Growth (Class I)
C000211241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Moderate Growth (Class P)
C000078102
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Growth (Class I)
C000211242
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Growth (Class P)
C000248882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Aggressive Growth (Class I)
C000248883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Aggressive Growth (Class P)
C000098939
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Conservative (Class I)
C000211243
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Conservative (Class P)
C000098940
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate-Conservative (Class I)
C000211244
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate-Conservative (Class P)
C000098941
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate (Class I)
C000211245
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate (Class P)
C000098942
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Growth (Class I)
C000211246
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Growth (Class P)
C000098943
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Aggressive-Growth (Class I)
C000211247
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Aggressive-Growth (Class P)
C000139083
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD 1-3 Year Corporate Bond (Class P)
C000078108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Aggregate Bond Index (Class P)
C000078109
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD High Yield Bond Market (Class P)
C000078103
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Large-Cap Growth Index (Class P)
C000078105
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Large-Cap Value Index (Class P)
C000221970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Mid-Cap Index (Class P)
C000078107
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Small-Cap Growth Index (Class P)
C000078106
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Small-Cap Value Index (Class P)
C000078111
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD Emerging Markets Index (Class P)
C000078110
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PD International Large-Cap Index (Class P)
Without Sales Load [Member] | C000153750
Average Annual Return [Line Items]
Average Annual Return, Percent		2.78%				1.19%			2.17%
Without Sales Load [Member] | C000153751
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%				1.39%			2.38%
Without Sales Load [Member] | C000078095
Average Annual Return [Line Items]
Average Annual Return, Percent		1.62%				(1.50%)				1.60%
Without Sales Load [Member] | C000098966
Average Annual Return [Line Items]
Average Annual Return, Percent		1.87%				(1.29%)				1.81%
Without Sales Load [Member] | C000111629
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%				5.78%				4.97%
Without Sales Load [Member] | C000111630
Average Annual Return [Line Items]
Average Annual Return, Percent		8.39%				6.00%				5.18%
Without Sales Load [Member] | C000078079
Average Annual Return [Line Items]
Average Annual Return, Percent		7.14%				3.74%				4.62%
Without Sales Load [Member] | C000098951
Average Annual Return [Line Items]
Average Annual Return, Percent		7.36%				3.95%				4.83%
Without Sales Load [Member] | C000078081
Average Annual Return [Line Items]
Average Annual Return, Percent		2.36%				1.95%				2.15%
Without Sales Load [Member] | C000098953
Average Annual Return [Line Items]
Average Annual Return, Percent		2.56%				2.15%				2.35%
Without Sales Load [Member] | C000222604
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%	(1.99%)
Without Sales Load [Member] | C000222605
Average Annual Return [Line Items]
Average Annual Return, Percent		2.32%			(1.37%)
Without Sales Load [Member] | C000078080
Average Annual Return [Line Items]
Average Annual Return, Percent		2.70%				0.15%				1.65%
Without Sales Load [Member] | C000098952
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%				0.35%				1.85%
Without Sales Load [Member] | C000078082
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%				1.62%				1.67%
Without Sales Load [Member] | C000098954
Average Annual Return [Line Items]
Average Annual Return, Percent		5.08%				1.83%				1.87%
Without Sales Load [Member] | C000111627
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%				0.80%				3.15%
Without Sales Load [Member] | C000111628
Average Annual Return [Line Items]
Average Annual Return, Percent		7.09%				1.00%				3.35%
Without Sales Load [Member] | C000078089
Average Annual Return [Line Items]
Average Annual Return, Percent		13.24%				10.39%				11.10%
Without Sales Load [Member] | C000098960
Average Annual Return [Line Items]
Average Annual Return, Percent		13.53%				10.62%				11.32%
Without Sales Load [Member] | C000078115
Average Annual Return [Line Items]
Average Annual Return, Percent		24.66%				14.22%				12.78%
Without Sales Load [Member] | C000098974
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%				14.45%				13.01%
Without Sales Load [Member] | C000078104
Average Annual Return [Line Items]
Average Annual Return, Percent		27.95%				14.12%				14.92%
Without Sales Load [Member] | C000098970
Average Annual Return [Line Items]
Average Annual Return, Percent		28.20%				14.35%				15.16%
Without Sales Load [Member] | C000078093
Average Annual Return [Line Items]
Average Annual Return, Percent		31.82%				14.82%				15.10%
Without Sales Load [Member] | C000098964
Average Annual Return [Line Items]
Average Annual Return, Percent		32.08%				15.05%				15.33%
Without Sales Load [Member] | C000226479
Average Annual Return [Line Items]
Average Annual Return, Percent		17.87%		7.91%
Without Sales Load [Member] | C000226478
Average Annual Return [Line Items]
Average Annual Return, Percent		18.11%		8.13%
Without Sales Load [Member] | C000078077
Average Annual Return [Line Items]
Average Annual Return, Percent		23.96%				12.72%				11.62%
Without Sales Load [Member] | C000098949
Average Annual Return [Line Items]
Average Annual Return, Percent		24.21%				12.95%				11.84%
Without Sales Load [Member] | C000078072
Average Annual Return [Line Items]
Average Annual Return, Percent		29.97%				14.28%				14.12%
Without Sales Load [Member] | C000098945
Average Annual Return [Line Items]
Average Annual Return, Percent		30.23%				14.51%				14.35%
Without Sales Load [Member] | C000078083
Average Annual Return [Line Items]
Average Annual Return, Percent		7.97%				9.11%				8.43%
Without Sales Load [Member] | C000098955
Average Annual Return [Line Items]
Average Annual Return, Percent		8.19%				9.33%				8.65%
Without Sales Load [Member] | C000078113
Average Annual Return [Line Items]
Average Annual Return, Percent		14.95%				10.24%				10.26%
Without Sales Load [Member] | C000098972
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%				10.46%				10.48%
Without Sales Load [Member] | C000078086
Average Annual Return [Line Items]
Average Annual Return, Percent		2.48%				8.27%				10.17%
Without Sales Load [Member] | C000098958
Average Annual Return [Line Items]
Average Annual Return, Percent		2.68%				8.48%				10.39%
Without Sales Load [Member] | C000078098
Average Annual Return [Line Items]
Average Annual Return, Percent		10.31%				9.80%				8.89%
Without Sales Load [Member] | C000098969
Average Annual Return [Line Items]
Average Annual Return, Percent		10.53%				10.02%				9.11%
Without Sales Load [Member] | C000078087
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%				7.54%				7.33%
Without Sales Load [Member] | C000098959
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%				7.76%				7.54%
Without Sales Load [Member] | C000078074
Average Annual Return [Line Items]
Average Annual Return, Percent		6.55%				6.17%				8.14%
Without Sales Load [Member] | C000098947
Average Annual Return [Line Items]
Average Annual Return, Percent		6.76%				6.38%				8.35%
Without Sales Load [Member] | C000078116
Average Annual Return [Line Items]
Average Annual Return, Percent		10.84%				6.77%				7.20%
Without Sales Load [Member] | C000098975
Average Annual Return [Line Items]
Average Annual Return, Percent		11.06%				6.98%				7.41%
Without Sales Load [Member] | C000078075
Average Annual Return [Line Items]
Average Annual Return, Percent		6.18%				5.91%				6.30%
Without Sales Load [Member] | C000098948
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%				6.12%				6.51%
Without Sales Load [Member] | C000078084
Average Annual Return [Line Items]
Average Annual Return, Percent		10.14%				5.17%				6.22%
Without Sales Load [Member] | C000098956
Average Annual Return [Line Items]
Average Annual Return, Percent		10.36%				5.39%				6.43%
Without Sales Load [Member] | C000125302
Average Annual Return [Line Items]
Average Annual Return, Percent		16.50%				8.89%				8.41%
Without Sales Load [Member] | C000125303
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%				9.11%				8.63%
Without Sales Load [Member] | C000078078
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.52%)				(2.91%)				1.64%
Without Sales Load [Member] | C000098950
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.33%)				(2.71%)				1.84%
Without Sales Load [Member] | C000230801
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%	(1.60%)
Without Sales Load [Member] | C000230800
Average Annual Return [Line Items]
Average Annual Return, Percent		7.61%	(1.34%)
Without Sales Load [Member] | C000078073
Average Annual Return [Line Items]
Average Annual Return, Percent		3.68%				5.81%				6.62%
Without Sales Load [Member] | C000098946
Average Annual Return [Line Items]
Average Annual Return, Percent		3.88%				6.02%				6.84%
Without Sales Load [Member] | C000078094
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.98%)				3.51%				4.89%
Without Sales Load [Member] | C000098965
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.78%)				3.72%				5.10%
Without Sales Load [Member] | C000078114
Average Annual Return [Line Items]
Average Annual Return, Percent		3.89%				6.62%				5.23%
Without Sales Load [Member] | C000098973
Average Annual Return [Line Items]
Average Annual Return, Percent		4.10%				6.83%				5.44%
Without Sales Load [Member] | C000078112
Average Annual Return [Line Items]
Average Annual Return, Percent		4.04%				6.23%				8.90%
Without Sales Load [Member] | C000098971
Average Annual Return [Line Items]
Average Annual Return, Percent		4.24%				6.45%				9.12%
Without Sales Load [Member] | C000078085
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%				4.16%				5.23%
Without Sales Load [Member] | C000098957
Average Annual Return [Line Items]
Average Annual Return, Percent		7.73%				4.37%				5.44%
Without Sales Load [Member] | C000078092
Average Annual Return [Line Items]
Average Annual Return, Percent		37.45%				17.76%				14.72%
Without Sales Load [Member] | C000098963
Average Annual Return [Line Items]
Average Annual Return, Percent		37.72%				17.99%				14.96%
Without Sales Load [Member] | C000226481
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%		4.10%
Without Sales Load [Member] | C000226480
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%		4.31%
Without Sales Load [Member] | C000230799
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%	3.33%
Without Sales Load [Member] | C000230798
Average Annual Return [Line Items]
Average Annual Return, Percent		14.11%	3.52%
Without Sales Load [Member] | C000167976
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%				6.36%		7.19%
Without Sales Load [Member] | C000211249
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%				6.63%	7.12%
Without Sales Load [Member] | C000078100
Average Annual Return [Line Items]
Average Annual Return, Percent		8.54%				4.39%				4.81%
Without Sales Load [Member] | C000211240
Average Annual Return [Line Items]
Average Annual Return, Percent		8.75%				4.60%	4.98%
Without Sales Load [Member] | C000078101
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%				6.63%				6.49%
Without Sales Load [Member] | C000211241
Average Annual Return [Line Items]
Average Annual Return, Percent		12.35%				6.84%	7.37%
Without Sales Load [Member] | C000078102
Average Annual Return [Line Items]
Average Annual Return, Percent		13.90%				8.00%				7.78%
Without Sales Load [Member] | C000211242
Average Annual Return [Line Items]
Average Annual Return, Percent		14.12%				8.22%	8.91%
Without Sales Load [Member] | C000248882
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%
Without Sales Load [Member] | C000248883
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%
Without Sales Load [Member] | C000098939
Average Annual Return [Line Items]
Average Annual Return, Percent		6.38%				2.04%				3.14%
Without Sales Load [Member] | C000211243
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%				2.24%	2.48%
Without Sales Load [Member] | C000098940
Average Annual Return [Line Items]
Average Annual Return, Percent		8.41%				3.67%				4.45%
Without Sales Load [Member] | C000211244
Average Annual Return [Line Items]
Average Annual Return, Percent		8.63%				3.88%	4.25%
Without Sales Load [Member] | C000098941
Average Annual Return [Line Items]
Average Annual Return, Percent		11.21%				5.44%				5.81%
Without Sales Load [Member] | C000211245
Average Annual Return [Line Items]
Average Annual Return, Percent		11.43%				5.65%	6.11%
Without Sales Load [Member] | C000098942
Average Annual Return [Line Items]
Average Annual Return, Percent		11.36%				6.20%				6.65%
Without Sales Load [Member] | C000211246
Average Annual Return [Line Items]
Average Annual Return, Percent		11.58%				6.41%	7.03%
Without Sales Load [Member] | C000098943
Average Annual Return [Line Items]
Average Annual Return, Percent		12.37%				6.94%				7.26%
Without Sales Load [Member] | C000211247
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%				7.15%	7.87%
Without Sales Load [Member] | C000139083
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%				1.82%				1.93%
Without Sales Load [Member] | C000078108
Average Annual Return [Line Items]
Average Annual Return, Percent		1.13%				(0.57%)				1.12%
Without Sales Load [Member] | C000078109
Average Annual Return [Line Items]
Average Annual Return, Percent		8.25%				4.15%				4.98%
Without Sales Load [Member] | C000078103
Average Annual Return [Line Items]
Average Annual Return, Percent		33.13%				18.76%				16.55%
Without Sales Load [Member] | C000078105
Average Annual Return [Line Items]
Average Annual Return, Percent		14.20%				8.61%				8.37%
Without Sales Load [Member] | C000221970
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%			10.66%
Without Sales Load [Member] | C000078107
Average Annual Return [Line Items]
Average Annual Return, Percent		14.80%				6.68%				7.92%
Without Sales Load [Member] | C000078106
Average Annual Return [Line Items]
Average Annual Return, Percent		7.64%				7.04%				6.91%
Without Sales Load [Member] | C000078111
Average Annual Return [Line Items]
Average Annual Return, Percent		6.47%				0.23%				2.63%
Without Sales Load [Member] | C000078110
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%				5.90%				5.65%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)			1.20%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)			1.20%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: CREDIT SUISSE LEVERAGED LOAN INDE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		9.05%				5.73%				5.13%
PACIFIC LIFE INDEX: CREDIT SUISSE LEVERAGED LOAN INDE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		9.05%				5.73%				5.13%
PACIFIC LIFE INDEX: BLOOMBERG US CORP H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		8.19%				4.20%				5.16%
PACIFIC LIFE INDEX: BLOOMBERG US CORP H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		8.19%				4.20%				5.16%
PACIFIC LIFE INDEX: BLOOMBERG US-T INFLATION PROTECTION SEC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		1.84%				1.87%				2.24%
PACIFIC LIFE INDEX: BLOOMBERG US-T INFLATION PROTECTION SEC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		1.84%				1.87%				2.24%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(2.26%)
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%			(1.83%)
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG 1-3 YR US GOVERNMENT/CREDIT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Bond Index
Average Annual Return, Percent		4.36%				1.58%				1.63%
PACIFIC LIFE INDEX: BLOOMBERG 1-3 YR US GOVERNMENT/CREDIT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Bond Index
Average Annual Return, Percent		4.36%				1.58%				1.63%
JPMorgan Emerging Markets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Blended-Equal Weighted Index
Average Annual Return, Percent		3.90%				0.18%				2.59%
JPMorgan Emerging Markets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Blended-Equal Weighted Index
Average Annual Return, Percent		3.90%				0.18%				2.59%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		11.42%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		11.42%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%				8.68%				8.49%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%				8.68%				8.49%
PACIFIC LIFE INDEX: RUSSELL MIDCAP INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.34%				9.92%				9.63%
PACIFIC LIFE INDEX: RUSSELL MIDCAP INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.34%				9.92%				9.63%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		22.10%				11.47%				11.54%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		22.10%				11.47%				11.54%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.07%				8.59%				8.10%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.07%				8.59%				8.10%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%				7.29%				7.14%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%				7.29%				7.14%
PACIFIC LIFE INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		15.15%				6.86%				8.09%
PACIFIC LIFE INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		15.15%				6.86%				8.09%
PACIFIC LIFE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%				7.40%				7.82%
PACIFIC LIFE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%				7.40%				7.82%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%				7.29%				7.14%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%				7.29%				7.14%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%				8.68%				8.49%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%				8.68%				8.49%
PACIFIC LIFE INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.98%				8.60%				8.40%
PACIFIC LIFE INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.98%				8.60%				8.40%
PACIFIC LIFE INDEX: MSCI EMERGING MARKETS INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%				1.70%				3.64%
PACIFIC LIFE INDEX: MSCI EMERGING MARKETS INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%				1.70%				3.64%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	1.63%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	1.63%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%
PACIFIC LIFE INDEX: MSCI ALL COUNTRY WORLD EX-USA SMALL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		3.36%				4.30%				5.66%
PACIFIC LIFE INDEX: MSCI ALL COUNTRY WORLD EX-USA SMALL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		3.36%				4.30%				5.66%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%
PACIFIC LIFE INDEX: Russell 3000 Health Care TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Health Care Index
Average Annual Return, Percent		3.48%				7.18%				8.81%
PACIFIC LIFE INDEX: Russell 3000 Health Care TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Health Care Index
Average Annual Return, Percent		3.48%				7.18%				8.81%
PACIFIC LIFE INDEX: MSCI U.S. REITS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. REITs Index
Average Annual Return, Percent		7.49%				3.10%				4.38%
PACIFIC LIFE INDEX: MSCI U.S. REITS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. REITs Index
Average Annual Return, Percent		7.49%				3.10%				4.38%
PACIFIC LIFE INDEX: MSCI U.S. IMI Information Technology 25/50 NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. IMI Information Technology 25/50 Index
Average Annual Return, Percent		29.14%				21.24%				20.15%
PACIFIC LIFE INDEX: MSCI U.S. IMI Information Technology 25/50 NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. IMI Information Technology 25/50 Index
Average Annual Return, Percent		29.14%				21.24%				20.15%
ESG Diversified Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified Composite Benchmark
Average Annual Return, Percent		12.17%		4.66%
ESG Diversified Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified Composite Benchmark
Average Annual Return, Percent		12.17%		4.66%
ESG Diversified Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified Growth Composite Benchmark
Average Annual Return, Percent		16.01%	5.54%
ESG Diversified Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESG Diversified Growth Composite Benchmark
Average Annual Return, Percent		16.01%	5.54%
PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return, Percent		11.90%				7.24%		8.13%
PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return, Percent		11.90%				7.24%	7.75%
Pacific Dynamix Cons Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix Conservative Growth Composite Benchmark
Average Annual Return, Percent		8.35%				4.79%				5.41%
Pacific Dynamix Cons Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix Conservative Growth Composite Benchmark
Average Annual Return, Percent		8.35%				4.79%	5.15%
Pacific Dynamix Mod Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix Moderate Growth Composite Benchmark
Average Annual Return, Percent		12.04%				7.30%				7.37%
Pacific Dynamix Mod Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix Moderate Growth Composite Benchmark
Average Annual Return, Percent		12.04%				7.30%	7.81%
Pacific Dynamix Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix Growth Composite Benchmark
Average Annual Return, Percent		14.81%				9.29%				8.90%
Pacific Dynamix Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix Growth Composite Benchmark
Average Annual Return, Percent		14.81%				9.29%	9.96%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.29%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.29%
PortOpt Conservative Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Conservative Composite Benchmark
Average Annual Return, Percent		5.34%				2.69%				3.48%
PortOpt Conservative Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Conservative Composite Benchmark
Average Annual Return, Percent		5.34%				2.69%	2.89%
PortOpt Moderate-Cons Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate-Conservative Composite Benchmark
Average Annual Return, Percent		8.70%				5.07%				5.46%
PortOpt Moderate-Cons Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate-Conservative Composite Benchmark
Average Annual Return, Percent		8.70%				5.07%	5.42%
PortOpt Moderate Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate Composite Benchmark
Average Annual Return, Percent		11.09%				6.76%				6.83%
PortOpt Moderate Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Moderate Composite Benchmark
Average Annual Return, Percent		11.09%				6.76%	7.23%
PortOpt Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Growth Composite Benchmark
Average Annual Return, Percent		14.80%				9.23%				8.76%
PortOpt Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Growth Composite Benchmark
Average Annual Return, Percent		14.80%				9.23%	9.85%
PortOpt Aggressive-Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Aggressive-Growth Composite Benchmark
Average Annual Return, Percent		17.33%				10.89%				10.06%
PortOpt Aggressive-Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio Optimization Aggressive-Growth Composite Benchmark
Average Annual Return, Percent		17.33%				10.89%	11.63%
PACIFIC LIFE INDEX: Bloomberg US 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1-3 Year Corporate Bond Index
Average Annual Return, Percent		5.28%				2.16%				2.28%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US CORP H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		8.19%				4.20%				5.16%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%				8.68%				8.49%
PACIFIC LIFE INDEX: RUSSELL MIDCAP INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.34%			11.05%
PACIFIC LIFE INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		15.15%				6.86%				8.09%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%				7.29%				7.14%
PACIFIC LIFE INDEX: MSCI EMERGING MARKETS INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%				1.70%				3.64%
PACIFIC LIFE INDEX: MSCI World ex USA Large Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Large Cap Index
Average Annual Return, Percent		4.83%				5.65%				5.38%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%				18.96%				16.78%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P North American Technology TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Index
Average Annual Return, Percent		36.08%				21.06%				20.70%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P North American Technology TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Index
Average Annual Return, Percent		36.08%				21.06%				20.70%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(1.68%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		11.42%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%		(1.68%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		11.42%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(2.26%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%	9.69%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(2.26%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%	9.69%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)		1.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%		14.83%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
Pacific Life: Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return, Percent	13.77%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	16.05%
Pacific Life: Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return, Percent	13.77%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	16.05%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)	(0.24%)
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%	15.39%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%				(0.33%)				1.35%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%			15.29%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%				14.53%				13.10%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%				4.73%				5.20%